Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Summary of Property, Plant, and Equipment
The following is a summary of DPL’s Property, plant and equipment with corresponding composite depreciation rates at December 31, 2020 and 2019:

	December 31, 2020		December 31, 2019
$ in millions		Composite Rate		Composite Rate
Regulated:
Transmission	$273.0	3.2%	$235.8	3.9%
Distribution	1,453.7	4.0%	1,364.2	4.1%
General	17.7	7.6%	16.5	9.0%
Non-depreciable	65.1	N/A	61.6	N/A
Total regulated	1,809.5		1,678.1
Unregulated:
Other	24.8	4.5%	19.0	7.6%
Non-depreciable	5.0	N/A	4.8	N/A
Total unregulated	29.8		23.8

Total property, plant and equipment in service	$1,839.3	3.8%	$1,701.9	4.0%

Changes in the Liability for Generation AROs
Changes in the Liability for AROs

	2020	2019
Balance as of January 1	$4.7	$4.7
Settlements (a)	(4.7)	—
Balance as of December 31	$—	$4.7

(a)    Settlements related to sale of DP&L's Hutchings Coal Station. See Note 16 – Dispositions for more information on the sale of the Hutchings Coal Station.

Changes in the Liability for Transmission and Distribution Asset Removal Costs
Changes in the Regulatory Liability for Transmission and Distribution Asset Removal Costs

	2020	2019
Balance as of January 1	$143.6	$139.1
Additions	15.6	14.8
Settlements	(20.4)	(10.3)
Balance as of December 31	$138.8	$143.6